Subsequent Events	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsThe Plan has evaluated subsequent events through the date these financial statements were available to be issued on December 18, 2025, and determined that there are no subsequent events that require recognition or disclosure in these financial statements.